LOANS RECEIVABLE - Schedule of Collateral Payable Associated With Loans Receivable, Current (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 620,633	$ 444,839
Digital Assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	620,633	444,839
Collateral payable — Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 0	$ 0